Right-of-Use Assets, Net - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
At cost:
Operating lease right of use assets, cost	$ 70	$ 155
Less: Accumulated amortization
Operating lease right of use assets, accumulated amortization	16	93
Right-of-use assets, net	16	62
Offices [Member]
At cost:
Operating lease right of use assets, cost	70	155
Less: Accumulated amortization
Operating lease right of use assets, accumulated amortization	$ 54	$ 93